Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital

12Share capital

Authorized

Unlimited number of common shares and preferred shares, issuable in series, all without par value.

	Common shares	Amount
	#	$
Issued and outstanding
Balance – January 1, 2020 (recast – note 2)	50,630,875	90,294
Issued for cash, net of issuance costs	15,611,778	43,515
Stock options exercised	162,086	482
DSUs redeemed	76,920	128
Warrants exercised	611,888	2,286
Balance – December 31, 2020 (recast – note 2)	67,093,547	136,705
Issued for cash, net of issuance costs	14,842,408	18,983
DSUs redeemed	145,870	331
Stock options exercised	83,504	217
Balance – December 31, 2021	82,165,329	156,236

As at December 31, 2021, a total of 16,837,873 shares (December 31, 2020 – 4,523,379) are reserved to meet outstanding stock options, warrants and deferred share units (“DSUs”).

On July 20, 2021, the Corporation completed the July 2021 Public Offering, issuing an aggregate of 14,285,714 units at a price of $1.75 per unit, for aggregated proceeds of $25 million. Each unit consisted of one common share and 0.75 of one common share purchase warrant, with each whole warrant entitling the holder to acquire one common share of the Corporation at an exercise price of $2.10 for a period of 60 months expiring on July 20, 2026. The value allocated to the common shares issued was $18,557 and the value allocated to the warrants was $6,443. Total costs associated with the offering were $2,168, including cash costs for professional and regulatory fees.

On October 16, 2020, the Corporation entered into an Equity Distribution Agreement (“October 2020 ATM”) with Piper Sandler & Co. (“Piper Sandler”) authorizing the Corporation to offer and sell common shares from time-to-time up to an aggregate offering amount of $50,000 through Piper Sandler, as agent. The total expenses associated with the ATM Distribution, excluding compensation and reimbursements payable to Piper Sandler under the terms of the Equity Distribution Agreement, were approximately $295. During the period ended December 31, 2021, 556,694 common shares were sold for gross proceeds of $2,335.

On May 7, 2020, the Corporation completed a private placement of 8,770,005 units at a price of CAD$2.86 per unit, for aggregated proceeds of $17,795. Each unit consisted of one common share and 0.35 of one common share purchase warrant, with each whole warrant entitling the holder to acquire one common share of the Corporation at an exercise price of CAD$3.72 for a period of 24 months expiring on May 7, 2022. The value allocated to the common shares issued was $15,117 and the value allocated to the warrants was $2,678. Total costs associated with the offering were $108, including cash costs for professional and regulatory fees.

On March 17, 2020, the Corporation entered into an Equity Distribution Agreement (“March 2020 ATM”) with Piper Sandler authorizing the Corporation to offer and sell common shares from time-to-time up to an aggregate offering amount of $30,000 through Piper Sandler, as agent. The March 2020 ATM was terminated on

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IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

12Share capital (continued)

June 30, 2020 and 2,070,883 common shares were sold under this agreement for total gross proceeds of $5,500. To maintain the remainder of IMV’s March 2020 ATM facility under its new Canadian base shelf prospectus, IMV entered a second ATM Distribution dated June 30, 2020 (“June 2020 ATM”), with Piper Sandler, to offer and sell common shares from time-to-time up to an aggregate offering amount of $24,500 through Piper Sandler, as agent. An additional 4,770,890 common shares were sold for gross proceeds of $24,500, concluding the proceeds raised under the June 2020 ATM to the maximum offering amount. In 2020, a total of 6,841,773 shares were sold under the two ATM Distribution agreements for total gross proceeds of $30,000. The total expenses associated with both ATM Distributions including commissions, were approximately $1,462.